Fees Summary	Sep. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 673,372.80
Previously Paid Amount	0.00
Total Fee Amount	103.09
Total Offset Amount	0.00
Net Fee	$ 103.09